UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Mid Cap Value Fund April 30, 2012 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Mid Cap Value Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	4
Statement of operations	9
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	20
Other Fund information	30
About the organization	31

Unless otherwise noted, views expressed herein are current as of April 30, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2011 to April 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2011 to April 30, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/11	4/30/12	Expense Ratio	11/1/11 to 4/30/12*
Actual Fund return
Class A	$1,000.00	$1,124.50	1.25%	$6.60
Class C	1,000.00	1,120.00	2.00%	10.54
Class R	1,000.00	1,122.90	1.50%	7.92
Institutional Class	1,000.00	1,126.10	1.00%	5.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.65	1.25%	$6.27
Class C	1,000.00	1,014.92	2.00%	10.02
Class R	1,000.00	1,017.40	1.50%	7.52
Institutional Class	1,000.00	1,019.89	1.00%	5.02

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Security type/sector allocation and
top 10 equity holdings
Delaware Mid Cap Value Fund	As of April 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	94.05%
Basic Industry	11.64%
Business Services	1.05%
Capital Spending	7.70%
Consumer Cyclical	3.64%
Consumer Services	12.16%
Consumer Staples	3.97%
Energy	8.90%
Financial Services	20.38%
Healthcare	6.06%
Real Estate	3.69%
Technology	8.19%
Transportation	2.57%
Utilities	4.10%
Short-Term Investments	5.94%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Albemarle	2.08%
Celanese Class A	2.08%
Comerica	2.08%
Berkley (W.R.)	1.93%
Newfield Exploration	1.92%
Whiting Petroleum	1.92%
East West Bancorp	1.81%
Cytec Industries	1.80%
American Financial Group	1.73%
Cummins	1.64%

Statement of net assets
Delaware Mid Cap Value Fund	April 30, 2012 (Unaudited)

	Number of shares	Value
Common Stock – 94.05%
Basic Industry – 11.64%
Albemarle	6,100	$398,330
Celanese Class A	8,200	397,372
Cliffs Natural Resources	4,700	292,622
† Crown Holdings	5,300	195,994
Cytec Industries	5,400	343,278
FMC	2,600	287,170
† Owens-Illinois	7,000	162,750
Walter Energy	2,200	145,882
		2,223,398
Business Services – 1.05%
Brink’s	3,900	99,060
Manpower	2,400	102,240
		201,300
Capital Spending – 7.70%
Cummins	2,700	312,741
Eaton	3,800	183,084
Gardner Denver	3,600	234,504
KBR	7,200	243,792
Parker Hannifin	2,200	192,918
Regal Beloit	4,500	304,380
		1,471,419
Consumer Cyclical – 3.64%
† Borg Warner	2,700	213,408
Horton (D.R.)	8,100	132,435
Johnson Controls	6,300	201,411
Newell Rubbermaid	8,200	149,240
		696,494
Consumer Services – 12.16%
American Eagle Outfitters	8,900	160,289
† Big Lots	5,000	183,200
† Dollar Tree	2,550	259,233
Gap	8,600	245,100
Hasbro	4,100	150,634
Macy’s	7,000	287,140
Meredith	2,500	72,075
PETsMART	3,900	227,214
Staples	16,400	252,560
Starwood Hotels & Resorts Worldwide	1,800	106,560

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Tiffany	2,000	$136,920
	VF	1,600	243,280
			2,324,205
Consumer Staples – 3.97%
	Beam	2,700	153,306
	Dr Pepper Snapple Group	5,000	202,900
	Reynolds American	6,600	269,478
	Tyson Foods Class A	7,300	133,225
			758,909
Energy – 8.90%
	ENSCO International ADR	5,400	295,110
†	Forest Oil	11,500	153,180
†	Lone Pine Resources	7,043	41,976
†	Newfield Exploration	10,200	366,180
	Questar	4,100	80,975
†	Rowan	5,600	193,368
†	Whiting Petroleum	6,400	366,080
	Williams	5,100	173,553
†	WPX Energy	1,700	29,869
			1,700,291
Financial Services – 20.38%
	American Financial Group	8,500	330,820
	Associated Ban-Corp	9,600	127,968
	Bank of Hawaii	5,200	254,228
	Berkley (W.R.)	9,800	369,068
	Comerica	12,400	397,047
	Cullen/Frost Bankers	3,200	188,672
	East West Bancorp	15,200	346,104
	First Horizon National	15,795	144,998
	Hancock Holding	8,400	270,312
	HCC Insurance Holdings	5,500	175,780
	Loews	1,900	78,147
	Northern Trust	2,000	95,180
	Raymond James Financial	5,200	190,424
	Reinsurance Group of America	4,500	261,630
	Torchmark	4,500	219,195
	Validus Holdings	9,479	308,068
	Zions Bancorporation	6,700	136,613
			3,894,254

Statement of net assets
Delaware Mid Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Health Care – 6.06%
	Becton, Dickinson	2,200	$172,590
	McKesson	3,200	292,512
	Service Corporation International	20,200	233,916
	Universal Health Services Class B	5,100	217,821
†	Watson Pharmaceuticals	3,200	241,152
			1,157,991
Real Estate – 3.69%
	Boston Properties	1,600	173,200
	Brandywine Realty Trust	11,600	137,576
	Highwoods Properties	8,400	291,732
	Kimco Realty	5,300	102,873
			705,381
Technology – 8.19%
†	Adobe Systems	3,900	130,884
	Agilent Technologies	4,000	168,720
	Alliant Techsystems	1,100	58,630
†	Avnet	7,600	274,208
†	Compuware	18,700	163,064
†	Fiserv	3,200	224,928
†	Marvell Technology Group	10,000	150,100
†	Synopsys	8,300	249,083
†	Thermo Fisher Scientific	2,600	144,690
			1,564,307
Transportation – 2.57%
	Canadian National Railway	3,500	298,480
	CSX	8,600	191,866
			490,346
Utilities – 4.10%
	Edison International	5,000	220,050
	PPL	5,500	150,425
	Public Service Enterprise Group	5,900	183,785
	Wisconsin Energy	6,200	228,408
			782,668
Total Common Stock (cost $14,766,439)			17,970,963

	Principal amount	Value
Short-Term Investments – 5.94%
≠Discount Notes – 1.40%
Federal Home Loan Bank
0.11% 5/25/12	$195,502	$195,498
0.115% 6/29/12	71,554	71,547
		267,045
Repurchase Agreement – 4.54%
Bank of America 0.17%, dated 4/30/12, to be repurchased
on 5/1/12, repurchase price $213,559 (collateralized
by U.S. government obligations 2.25%-4.125%
1/31/15-5/15/15; market value $217,829)	213,558	213,558
BNP Paribas 0.17%, dated 4/30/12, to be repurchased
on 5/1/12, repurchase price $653,445 (collateralized
by U.S. government obligations 0.00%-2.375%
7/26/12-10/31/16; market value $666,511)	653,442	653,442
		867,000
Total Short-Term Investments (cost $1,134,028)		1,134,045

Total Value of Securities – 99.99%
(cost $15,900,467)		19,105,008
Receivables and Other Assets
Net of Liabilities – 0.01%		2,381
Net Assets Applicable to 1,935,225
Shares Outstanding – 100.00%		$19,107,389

Net Asset Value – Delaware Mid Cap Value Fund
Class A ($1,594,342 / 161,574 Shares)		$9.87
Net Asset Value – Delaware Mid Cap Value Fund
Class C ($243,596 / 25,095 Shares)		$9.71
Net Asset Value – Delaware Mid Cap Value Fund
Class R ($15,525 / 1,573 Shares)		$9.87
Net Asset Value – Delaware Mid Cap Value Fund
Institutional Class ($17,253,926 / 1,746,983 Shares)		$9.88

Statement of net assets
Delaware Mid Cap Value Fund

Components of Net Assets at April 30, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$15,853,947
Undistributed net investment income	10,016
Accumulated net realized gain on investments	38,885
Net unrealized appreciation of investments	3,204,541
Total net assets	$19,107,389

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Mid Cap Value Fund
Net asset value Class A (A)	$9.87
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depository Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Mid Cap Value Fund	Six Months Ended April 30, 2012 (Unaudited)

Investment Income:
Dividends	$127,133
Interest	319
Foreign tax withheld	(342)
127,110

Expenses:
Management fees	63,543
Dividend disbursing and transfer agent fees and expenses	24,872
Registration fees	31,772
Legal fees	10,227
Reports and statements to shareholders	10,140
Audit and tax	5,936
Dues and services	4,187
Accounting and administration expenses	3,319
Distribution expenses – Class A	1,836
Distribution expenses – Class C	1,058
Distribution expenses – Class R	51
Pricing fees	1,310
Trustees’ fees	428
Custodian fees	276
Insurance fees	187
Consulting fees	71
Trustees’ expenses	29
159,242
Less fees waived	(71,734)
Less waived distribution expenses – Class A	(306)
Less waived distribution expenses – Class R	(9)
Less expense paid indirectly	(3)
Total operating expenses	87,190
Net Investment Income	39,920

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	169,088
Foreign currencies	4
Foreign currency exchange contracts	(13)
Net realized gain	169,079
Net change in unrealized appreciation (depreciation) on:
Investments	1,798,157
Foreign currencies	14
Net change in unrealized appreciation (depreciation)	1,798,171
Net Realized and Unrealized Gain	1,967,250

Net Increase in Net Assets Resulting from Operations	$2,007,170

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Mid Cap Value Fund

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,920	$55,871
Net realized gain	169,079	685,797
Net change in unrealized appreciation (depreciation)	1,798,171	(380,151)
Net increase in net assets resulting from operations	2,007,170	361,517

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,320)	(2,069)
Institutional Class	(59,287)	(62,961)
	(60,607)	(65,030)

Capital Share Transactions:
Proceeds from shares sold:
Class A	727,053	906,323
Class C	63,472	222,474
Class R	3,992	20,662
Institutional Class	2,172,330	4,181,468

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,223	1,929
Institutional Class	59,256	62,961
	3,027,326	5,395,817

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(178,735)	$(569,611)
Class C	(47,865)	(129,910)
Class R	(9,112)	(86)
Institutional Class	(1,381,333)	(2,874,682)
	(1,617,045)	(3,574,289)
Increase in net assets derived from capital
share transactions	1,410,281	1,821,528
Net Increase in Net Assets	3,356,844	2,118,015

Net Assets:
Beginning of period	15,750,545	13,632,530
End of period (including distributions in excess of net
investment income of $10,016 and $30,712, respectively)	$19,107,389	$15,750,545

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended			2/1/08[2] to
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$8.790	$8.480	$6.770	$5.920	$8.500

0.012	0.011	0.023	0.051	0.009
1.081	0.319	1.726	0.830	(2.589)
1.093	0.330	1.749	0.881	(2.580)

(0.013)	(0.020)	(0.039)	(0.031)	—
(0.013)	(0.020)	(0.039)	(0.031)	—

$9.870	$8.790	$8.480	$6.770	$5.920

12.45%	3.88%	25.92%	15.02%	(30.35% )

$1,594	$892	$567	$298	$70
1.25%	1.25%	1.25%	1.25%	1.08%

2.15%	2.29%	2.60%	2.96%	3.75%
0.25%	0.12%	0.30%	0.88%	0.54%

(0.65% )	(0.92% )	(1.05% )	(0.83% )	(2.13% )
3%	19%	17%	23%	19%

Financial highlights
Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended					7/31/08[2] to
4/30/12[1]	10/31/11		10/31/10		10/31/09	10/31/08
(Unaudited)
$8.670	$8.410		$6.730		$5.910	$8.230

(0.022)	(0.058)		(0.035)		0.005	(0.028)
1.062	0.318		1.715		0.823	(2.292)
1.040	0.260		1.680		0.828	(2.320)

—	—		—		(0.008)	—
—	—		—		(0.008)	—

$9.710	$8.670		$8.410		$6.730	$5.910

12.00%	3.09%		24.96%		14.04%	(28.19% )

$244	$205		$119		$70	$1
2.00%	2.00%		2.00%		2.00%	2.00%

2.85%	2.99%		3.30%		3.66%	4.08%
(0.50% )	(0.63%	)	(0.45%	)	0.13%	(0.59% )

(1.35% )	(1.62%	)	(1.75%	)	(1.53% )	(2.67% )
3%	19%		17%		23%	19% [5]

5 Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

Financial highlights
Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended			7/31/08[2] to
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$8.790	$8.500	$6.760	$5.920	$8.230

—	(0.012)	0.005	0.037	(0.005)
1.080	0.306	1.759	0.828	(2.305)
1.080	0.294	1.764	0.865	(2.310)

—	(0.004)	(0.024)	(0.025)	—
—	(0.004)	(0.024)	(0.025)	—

$9.870	$8.790	$8.500	$6.760	$5.920

12.29%	3.46%	26.15%	14.72%	(28.07%	)

$15	$19	$— [5]	$— [5]	$—	[5]
1.50%	1.50%	1.50%	1.50%	1.50%

2.45%	2.59%	2.90%	3.26%	3.87%
—	(0.13% )	0.05%	0.63%	(0.09%	)

(0.95% )	(1.22% )	(1.35% )	(1.13% )	(2.27%	)
3%	19%	17%	23%	19%	[6]

5 Net Assets are less than $500.
6 Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

Financial highlights
Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended			2/1/08[2] to
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$8.810	$8.500	$6.780	$5.920	$8.500

0.023	0.034	0.042	0.066	0.034
1.083	0.317	1.733	0.832	(2.614)
1.106	0.351	1.775	0.898	(2.580)

(0.036)	(0.041)	(0.055)	(0.038)	—
(0.036)	(0.041)	(0.055)	(0.038)	—

$9.880	$8.810	$8.500	$6.780	$5.920

12.61%	4.10%	26.31%	15.34%	(30.35% )

$17,254	$14,635	$12,947	$9,035	$9,085
1.00%	1.00%	1.00%	1.00%	1.00%

1.85%	1.99%	2.30%	2.66%	3.50%
0.50%	0.37%	0.55%	1.13%	0.62%

(0.35% )	(0.62% )	(0.75% )	(0.53% )	(1.88% )
3%	19%	17%	23%	19%

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2012 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of

Notes to financial statements
Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2012.

The Fund may receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2012, the Fund earned $3 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 1.00% of average daily net assets of the Fund through February 28, 2013. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2012, the Fund was charged $417 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through February 28, 2013 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50% respectively, of average daily net assets.

At April 30, 2012, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$2,336
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(390)
Distribution fees payable to DDLP	(516)
Other expenses payable to DMC and affiliates*	(3,263)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2012, the Fund was charged $240 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2012, DDLP earned $1,042 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2012, DDLP received gross CDSC commissions of $6 on redemption of the Class C shares, and this commission was entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2012, the Fund made purchases of $1,208,704 and sales of $541,770 of investment securities other than short-term investments.

At April 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2012, the cost of investments was $15,934,552. At April 30, 2012, the net unrealized appreciation was $3,170,456, of which $3,979,555 related to unrealized appreciation of investments and $809,099 related to unrealized depreciation of investments.

Notes to financial statements
Delaware Mid Cap Value Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Total
Common Stock	$17,970,963	$—	$17,970,963
Short-Term Investments	—	1,134,045	1,134,045
Total	$17,970,963	$1,134,045	$19,105,008

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended April 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 was as follows:

	Six Months
	Ended	Year Ended
	4/30/12*	10/31/11
Ordinary income	$60,607	$65,030

*Tax information for the period ended April 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$15,853,947
Undistributed ordinary income	10,016
Realized gains 11/1/11 – 4/30/12	167,719
Capital loss carryforwards as of 10/31/11	(94,749)
Unrealized appreciation	3,170,456
Net assets	$19,107,389

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Notes to financial statements
Delaware Mid Cap Value Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net realized gain	$9
Undistributed net investment income	(9)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2011 will expire as follows: $94,749 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended April 30, 2012, the Fund had capital gains of $167,719, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
Shares sold:
Class A	78,964	96,641
Class C	6,784	23,481
Class R	432	2,127
Institutional Class	229,663	446,588

Shares issued upon reinvestment of dividends and distributions:
Class A	140	207
Institutional Class	6,764	6,741
	322,747	575,785

Shares repurchased:
Class A	(18,987)	(62,191)
Class C	(5,301)	(13,985)
Class R	(979)	(10)
Institutional Class	(149,968)	(315,529)
	(175,235)	(391,715)
Net increase	147,512	184,070

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of April 30, 2012, or at any time during the period then ended.

Notes to financial statements
Delaware Mid Cap Value Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

The Fund had no securities out on loan as of April 30, 2012.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2012, there were no Rule 144A securities and no securities have been determined to be Illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Mid Cap Value Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds I (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS I

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2012